Organization and Nature of Operations - Additional information (Details)			12 Months Ended
	Dec. 01, 2015	May 12, 2010	Dec. 31, 2025 CNY (¥) entity	Dec. 31, 2024 CNY (¥) entity
Principle subsidiaries and variable interest entities
Amount of assets for settlement of obligations except for the registered capital of the VIEs and certain non-distributable statutory reserves			¥ 0	¥ 0
Registered capital of VIEs			641,200,000	642,100,000
Non-distributable statutory reserves of the consolidated VIEs			¥ 130,300,000	¥ 104,500,000
Number of entities for which the company has a variable interest but is not the primary beneficiary | entity			0	0
Guangzhou NetEase | Shareholder voting rights trust agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement		20 years
Guangzhou NetEase | Letter of agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement		20 years
Hangzhou Leihuo | Operating agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement	20 years